OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2016
Disclosure Text Block [Abstract]
Schedule of Other Current Assets [Table Text Block]
	December 31,
	2016	2015
	US Dollars	US Dollars

Deposits	6,943	6,073
Other	13,931	20,944
	20,874	27,017